Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)					3 Months Ended	6 Months Ended
	Nov. 17, 2020	Oct. 26, 2020	Oct. 22, 2020	Oct. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)						$ 10.00
Gross proceeds from over-allotment issuance	$ 20,000,000					$ 20,000,000
Percentage of assets held in the trust account						80.00%
Percentage of voting interests acquire						50.00%
Trust account expenses of the liquidation					$ 100,000	$ 100,000
Net intangible assets					$ 5,000,001	$ 5,000,001
Percentage of redeem public shares					100.00%	100.00%
Public per share (in Dollars per share)					50.00%	10.00%
Cash					$ 613,606	$ 1,276,364
Expected dividend yield, percentage						0.00%
Federal depository insurance coverage					250,000	$ 250,000
Offering costs					870,120	870,120
Underwriting discount					450,000	450,000
Other cash expenses					$ 420,120	$ 420,120
Common stock, issued and outstanding, excluding shares subject to possible redemption (in Shares)					6,590,780	5,747,600
Public Warrants [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Public warrants issued (in Shares)						8,500,000
IPO [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)			$ 10.00	$ 10.00
Gross proceeds from over-allotment issuance			$ 150,000,000
Number of over-allotment units sold (in Shares)			15,000,000
Additional number of shares purchased (in Shares)	500,000
Private Placement [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)			$ 10.00	$ 10.00
Gross proceeds from over-allotment issuance			$ 2,228,000
Expected dividend yield, percentage					0.00%	0.00%
Number of over-allotment units sold (in Shares)			228,000	228,000
Public warrants issued (in Shares)						114,000
Over-Allotment Option [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Unit price (in Dollars per share)					$ 10.00	$ 10.00
Gross proceeds from over-allotment issuance	$ 5,000,000	$ 15,000,000
Number of over-allotment units sold (in Shares)					2,250,000	2,250,000
Additional number of shares purchased (in Shares)	500,000	1,500,000
Over-Allotment Option [Member] | I-B Good Works LLC [Member]
Description of Organization Business Operations and Basis of Presentation and Summary of Significant Accounting Policies Details [Line Items]
Common stock, issued and outstanding, excluding shares subject to possible redemption (in Shares)	62,500